Debt Obligations - Senior Secured Credit Facility (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2015	Mar. 28, 2015	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 137,500,000				$ 107,500,000	$ 77,000,000
Dividends, cash			$ 48,000,000		$ 38,500,000		19,300,000
Debt issuance cost		888,000
Debt issuance costs, expensed		661,000
Debt issuance costs, capitalized		227,000
Repayments of Long-term Debt			38,218,000	$ 7,562,000	8,779,000	2,700,000	2,250,000
Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 72,000,000
Long-term line of credit		132,500,000	$ 95,500,000		93,700,000	102,500,000
Debt instrument, interest rate, end of period			2.78%
Line of credit facility, increase (decrease), net			$ 30,000,000
Repayments of debt	$ 32,000,000		32,000,000
Scheduled principle repayments until March 2019			0
Secured Debt [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							3.61%
Secured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							3.61%
Secured Debt [Member] | 3.70%
Debt Instrument [Line Items]
Long-term line of credit					$ 69,300,000
Debt instrument, interest rate, end of period					3.70%
Secured Debt [Member] | 3.74%
Debt Instrument [Line Items]
Long-term line of credit					$ 33,200,000
Debt instrument, interest rate, end of period					3.74%
Secured Debt [Member] | Adjustments [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 37,000,000
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment, principal	2,800,000				$ 1,200,000
Secured Debt [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.50%		1.75%
Secured Debt [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.50%		2.75%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment, principal	3,300,000				$ 2,400,000
Secured Debt [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.25%		2.50%
Secured Debt [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.25%		3.50%
Secured Debt [Member] | Other (Income) Expense [Member]
Debt Instrument [Line Items]
Previously capitalized financing costs, expensed	$ 172,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 5,000,000				5,000,000
Long-term line of credit			$ 0		$ 0	0
Letter of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit			0		0	$ 0
Line of credit facility, remaining borrowing capacity			$ 3,000,000		3,000,000
Amended And Restated Senior Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit					78,700,000
Debt issuance cost					664,000
Debt issuance costs, expensed					265,000
Debt issuance costs, capitalized					399,000
Amended And Restated Senior Credit Facility [Member] | New Debt [Member]
Debt Instrument [Line Items]
Long-term line of credit					23,800,000
Amended Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit					57,800,000
Debt issuance cost					386,000
Debt issuance costs, expensed					234,000
Debt issuance costs, capitalized					152,000
Debt extinguishment expenses					$ 0